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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

September 30, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-______)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a modified single purchase payment individual deferred variable annuity contract ("AnnuityNote Series 4 Variable Annuity Contract") to be issued by the Company.

     The prospectus in this initial registration statement (the "AnnuityNote Series 4 prospectus") is black-lined to show changes from the last amended prospectus of the AnnuityNote Series 2 Variable Annuity contract of the Registrant (the "AnnuityNote Series 2 prospectus") filed on July 31, 2009 (File No. 333-159268; Accession No. 0000950123-09-028354).

     The differences between the AnnuityNote Series 4 prospectus and the AnnuityNote Series 2 prospectus are that the former offers the Core Strategy (NAV class) investment option, while the latter offers the Core Balanced Strategy (NAV class) investment option, and the two contracts contain different charges. The AnnuityNote Series 4 also contains minor additional edits of a clarifying nature: the terms "automated" and "systematic," when used in reference to the Lifetime Income Amount, have been clarified to "automatic;" and, because we anticipate launching other versions of AnnuityNote Series 4 in the future, we have included disclosure to this effect in the AnnuityNote Series 4 prospectus. The Statement of Additional Information, to be filed by amendment, is the same for both contracts. Because the two contracts are otherwise substantially similar, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

     An additional pre-effective amendment will be filed on or before December 4, 2009 to include the Statement of Additional Information and the financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities